Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	December 31,
	2016	2015
LNG terminal costs
LNG terminal	$7,975,814	$2,478,036
LNG terminal construction-in-process	6,728,305	9,859,836
LNG site and related costs, net	128	135
Accumulated depreciation	(552,905)	(411,907)
Total LNG terminal costs, net	14,151,342	11,926,100
Fixed assets and other
Computer and office equipment	1,224	1,126
Furniture and fixtures	1,667	1,375
Computer software	9,608	4,238
Machinery and equipment	2,017	1,906
Vehicles	3,392	2,081
Other	2,024	93
Accumulated depreciation	(13,087)	(5,317)
Total fixed assets and other, net	6,845	5,502
Property, plant and equipment, net	$14,158,187	$11,931,602

Property, Plant and Equipment, Estimated Useful Lives
The identifiable components of the Sabine Pass LNG terminal with similar estimated useful lives have a depreciable range between 6 and 50 years, as follows:

Components	Useful life (yrs)
LNG storage tanks	50
Natural gas pipeline facilities	40
Marine berth, electrical, facility and roads	35
Regasification processing equipment	30
Sendout pumps	20
Liquefaction processing equipment	6-50
Other	15-30